General Information, Reorganization and Basis of Presentation	6 Months Ended
Jun. 30, 2022
Disclosure Of General Information Reorganization And Basis Of Presentation [Abstract]
General Information and Basis of Presentation
1.
General Information and Basis of Presentation

1.1 General Information

Connect Biopharma Holdings Limited (the “Company”) was incorporated on November 23, 2015 in the Cayman Islands as an exempted company with limited liability. The address of the Company’s registered office is P.O. Box 613, Harbour Centre, George Town, Grand Cayman KY1-1107, Cayman Islands. The Company completed its initial public offering (“IPO”) on March 23, 2021 and the Company’s American Depositary Shares (“ADSs”) have been listed on the Nasdaq Global Market (“Nasdaq”) since then. Each ADS of the Company represents one ordinary share, par value USD 0.000174 per share.

The Company and its subsidiaries (collectively, the “Group”) is a clinical-stage company focused on the discovery and development of next-generation immune modulators for the treatment of serious autoimmune diseases and inflammation. The Group has leveraged its expertise in the biology of T cell modulation to build a portfolio of drug candidates consisting of small molecules and antibodies targeting critical pathways of inflammation. The Group currently carries out both global and region-specific clinical trials on its product candidates.

Connect Biopharma HongKong Limited (“Connect HK”) is a direct wholly owned subsidiary of the Company and the Group carries out its business through Connect HK’s wholly owned subsidiaries: Suzhou Connect Biopharma Co., Ltd. (“Connect SZ”), Connect Biopharm LLC (“Connect US”) and Connect Biopharma Australia PTY LTD (“Connect AU”).

1.2 Basis of Presentation

The unaudited interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting issued by the International Accounting Standards Board (“IASB”). Accordingly, they do not include all of the information and footnotes required by IFRS for complete financial statements. Certain information and note disclosures normally included in the annual financial statements prepared in accordance with IFRS have been condensed or omitted.

The unaudited interim condensed consolidated financial statements include adjustments of a normal recurring nature, as necessary, for the fair statement of the Company’s financial position as of June 30, 2022, and results of operations and cash flows for the six months ended June 30, 2021 and 2022. The consolidated balance sheet as of December 31, 2021 has been derived from the audited financial statements at that date but does not include all the information and footnotes required by IFRS. The unaudited interim condensed consolidated financial statements and related disclosures have been prepared with the presumption that users of the unaudited interim condensed consolidated financial statements have read or have access to the audited consolidated financial statements for the preceding fiscal years. Accordingly, these financial statements should be read in conjunction with audited consolidated financial statements and related footnotes for the years ended December 31, 2020, and 2021 included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021. The accounting policies, other than the adoption of new or amended standards as described in Note 2, applied are consistent with those of the audited consolidated financial statements for the preceding fiscal year. Results for the six months ended June 30, 2022 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

The unaudited interim condensed consolidated financial statements for the six months ended June 30, 2021 and 2022 were authorized for issue by the Company’s board of directors (the “Board”) on September 13, 2022.

1.
General Information and Basis of Presentation (continued)

Liquidity

Since inception, the Group has incurred accumulated losses of RMB 2.8 billion. For the six months ended June 30, 2022, the Group had net operating loss of RMB 401.3 million (USD 59.8 million) and net operating cash outflow of RMB 342.5 million (USD 51.0 million). The principal sources of funding have historically been continuous cash contributions from equity holders. The cumulative contributions up through June 30, 2022 have been approximately RMB 2,835 million, among which included approximately RMB 1,431.8 million (USD 221.6 million, or USD 219.9 million based on the exchange rate as of the date of the IPO) of proceeds from issuance of ordinary shares in connection with the IPO. As of June 30, 2022, the Group had net assets of RMB 1,429.5 million (USD 213.0 million), including cash, cash equivalents, and short-term investments of RMB 1,279.4 million (USD 190.6 million) and long-term investments of RMB 149.7 (USD 22.3 million). Taking this into consideration, the Group believes it will have sufficient available financial resources to meet its obligations and working capital requirements in the next twelve months from the date of issuance of these financial statements. Accordingly, the Group considers that it is appropriate to prepare the consolidated financial information on a going concern basis.

Impact of COVID-19

As the COVID-19 pandemic continues its impact throughout the world, the healthcare systems of the various countries in which the Group is conducting ongoing clinical trials of CBP-201 and CBP-307 have and may continue to experience significant disruption. The Group will continue to monitor and assess the impact of the ongoing development of the pandemic on the Group’s clinical trials and for any impact to its financial position and operating results.